Preferred Stock (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Preferred shares outstanding	3,000,000	50,000,000
Series A Preferred Stock
Preferred shares outstanding	1,725	1,725
Series B Preferred Stock
Preferred shares outstanding	1,025	0
Series C Preferred Stock
Preferred shares outstanding	0	35,000
Series D Preferred Stock
Preferred shares outstanding	0	13,500